September 22, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
       Merrill Lynch Multi-State
       Municipal Series Trust
       File Nos. 33-35442, 33-35441,
                     33-39555, 33-44734,
                     33-35987, 33-40480,
                     33-44500, 33-41311,
                     33-48692, 33-55576,
                     33-49873, 33-50051,
                     33-52303, 33-48693,
                     33-64502, 33-54341

Dear Sirs:

In accordance with the provisions of
Rule 24f-2 under the Investment
Company Act of 1940, MerrillLynch
Multi-State Municipal Series Trust
(the "Trust") hereby transmits its
Rule 24f-2 Notice (the "Notice") on
behalf of sixteen of its constituent
portfolios:  the Merrill Lynch
Pennsylvania, New Jersey, Florida,
Minnesota, Massachusetts, Texas,
Ohio, Arizona, North Carolina,
Michigan, Maryland, Colorado, New
Mexico, Connecticut, Oregon and
Arkansas Municipal Bond Funds,
respectively (collectively referred to
herein as the "Funds"). *

This Notice is being filed for the
fiscal year of each of the above
referenced Funds ended July 31,
1995 (the "Fiscal Year").

*In addition to these Funds, the
Trust has a portfolio, Merrill Lynch
Georgia Municipal Bond Fund,
which was declared effective by
the SEC but has never commenced
operations, and Merrill Lynch
Alabama Municipal Bond Fund,
which has not been declared
effective.

Set forth below is the information
required by Rule 24f-2 for each
Fund.  Included in such information
are the calculations on which the
enclosed filing fee is based.

I.  Merrill Lynch Pennsylvania
    Municipal Bond Fund

1.  No shares of Beneficial Interest
    of the Fund which had been
    registered under the Securities
    Act of 1933 (the "Securities Act")
    other than pursuant to Rule 24f-2
    remained unsold at the beginning
    of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to Rule
     24f-2.

3.  2,457,354 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  2,457,354 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities the
     registration of which this Notice
     makes definite in number were
     legally issued, fully paid and
     non-assessable.

5.  Since the aggregate sales price
    of securities sold during the
    Fiscal Year in reliance upon
    registration pursuant to Rule
    24f-2 is less than the aggregate
    redemption price of securities
    redeemed during the Fiscal
    Year, no filing fee is required in
    connection with the filing of this
    notice.  The calculation is as
    follows:

    (i) Actual aggregate price for
        the 2,457,354 shares of
        Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.                  $26,504,749

   reduced by

   (ii) Aggregate redemption price
        for the 3,629,317 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**              $39,005,822

   equal amount on which filing fee
   is based                                           $   -0-
____________
*Of this amount 252,327 Class A
 shares were sold at an aggregate
 price of $2,717,084, 1,773,889
 Class B shares were sold at an
 aggregate price of $19,140,874,
 190,095 Class C shares were sold
 at an aggregate price of
 $2,057,684 and 241,043 Class D
 shares were sold at an aggregate
 price of $2,589,107.  The
 aggregate price of all shares of
 Beneficial Interest sold during the
 Fiscal Year was $26,504,749.  All
 of such amount was sold in reliance
 upon registration pursuant to Rule
 24f-2.
**Of this amount 808,932 Class A
 shares were redeemed at an
 aggregate price of $8,690,691,
 2,786,939 Class B shares were
 redeemed at an aggregate price
 of $29,948,409, 23,509 Class C
 shares were redeemed at an
 aggregate price of $258,434 and
 9,937 Class D shares were
 redeemed at an aggregate price of
 $108,288.  The aggregate price of
 all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $39,005,822.

II.  Merrill Lynch New Jersey
      Municipal Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to
     Rule 24f-2 remained unsold at
     the beginning of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  3,062,217 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  3,062,217 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the aggregate
     redemption price of securities
     redeemed during the Fiscal
     Year, no filing fee is required
     in connection with the filing of
     this notice.  The calculation is
     as follows:

    (i)  Actual aggregate price for
         the 3,062,217 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.             $32,032,036


____________
*Of this amount 285,352 Class A
 shares were sold at an aggregate
 price of $3,018,684, 2,388,253
 Class B shares were sold at an
 aggregate sale price of
 $24,978,371, 133,835 Class C
 shares were sold at an aggregate
 price of $1,406,245 and 254,777
 Class D shares were sold at an
 aggregate price of $2,628,736.
 The aggregate sale price of all
 shares of Beneficial Interest sold
 during the Fiscal Year was
 $32,032,036.

   reduced by

    (ii) Aggregate redemption price
         for the 5,421,879 shares of
         Beneficial Interest redeemed
         during the Fiscal Year.*               $56,380,185


   equal amount on which filing fee
   is based                                           $   -0-


III.  Merrill Lynch Florida Municipal
       Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to Rule
     24f-2 remained unsold at the
     beginning of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     year other than pursuant to Rule
     24f-2.

3.  6,966,967 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

4.  6,966,967 shares of Beneficial
     Interest were sold during the
     Fiscal year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in number
     were legally issued, fully paid
     and non-assessable.




_______________
*Of this amount 1,096,857 Class A
  shares were redeemed at an
  aggregate price of $11,448,312,
  4,280,646 Class B shares were
  redeemed at an aggregate price of
  $44,462,443, 10,493 Class C shares
  were redeemed at an aggregate price
  of $112,724 and 33,883 Class D
  shares were redeemed at an
  aggregate price of $356,706.  The
  aggregate price of all shares of
  Beneficial Interest redeemed during
  the Fiscal Year was $56,380,185.
**Of this amount 540,960 Class A
   shares were sold at an aggregate
   price of $5,210,680, 5,042,475
   Class B shares were sold at an
   aggregate price of $48,506,180,
   289,304 Class C shares were sold
   at an aggregate price of
   $2,806,834 and 1,094,228 Class D
   shares were sold at an aggregate
   price of $10,325,478.  The
   aggregate sale price of all shares
   of Beneficial Interest sold during
   the Fiscal Year was $66,849,172.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the aggregate
     redemption price of securities
     redeemed during the Fiscal
     Year, no filing fee is required
     in connection with the filing of
     this notice.  The calculation is
     as follows:


    (i) Actual aggregate price for
        the 6,966,967 shares of
        Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.                $66,849,172

   reduced by

   (ii) Aggregate redemption
        price for the 10,086,804
        shares of Beneficial
        Interest redeemed during
        the Fiscal Year.*                        $96,474,358

   equal amount on which filing fee
   is based                                          $    -0-



IV.  Merrill Lynch Minnesota
       Municipal Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to
     Rule 24f-2 remained unsold at
     the beginning of the Fiscal Year.

2.  144,515 shares of Beneficial
     Interest were registered under
     the Securities Act during the
     Fiscal Year other than pursuant
     to Rule 24f-2.


____________
*Of this amount 2,436,216 Class A
 shares were redeemed at an
 aggregate price of $23,406,816,
 7,380,937 Class B shares were
 redeemed at an aggregate price
 of $70,478,198, 93,079 Class C
 shares were redeemed at an
 aggregate price of $901,207 and
 176,572 Class D shares were
 redeemed at an aggregate price
 of $1,688,137.  The aggregate
 price of all shares of Beneficial
 Interest redeemed during the
 Fiscal Year was $96,474,358.

3.  664,756 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  520,241 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the
     Trust, indicating that the
     securities the registration of
     which this Notice makes
     definite in number were
     legally issued, fully paid and
     non-assessable.

5.  Since the aggregate sales
     price of securities sold
     during the Fiscal Year in
     reliance upon registration
     pursuant to Rule 24f-2 is
     less than the aggregate
     redemption price of securities
     redeemed during the Fiscal
     Year, no filing fee is required
     in connection with the filing
     of this notice.  The calculation
     is as follows:

     (i) Maximum possible price for
         the 520,241 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.
         (based on a maximum
         offering price of $11.02)               $ 5,733,056
   reduced by

    (ii) Aggregate redemption price
         for the 1,361,542 shares
         of Beneficial Interest
         redeemed during the Fiscal
         Year.**                                       $13,564,251

   equal amount on which filing fee
   is based                                           $   -0-


_______________
*Of this amount 49,335 Class A
  shares were sold at an
  aggregate price of $497,580,
  500,298 Class B shares were
  sold at an aggregate price of
  $5,026,448, 38,161 Class C
  shares were sold at an
  aggregate price of $389,432
  and 76,912 Class D shares
  were sold at an aggregate price
  of $785,165.  The aggregate
  sale price of all shares of
  Beneficial Interest sold during
  the Fiscal Year was $6,698,627.
**Of this amount 249,214 Class
  A shares were redeemed at an
  aggregate price of $2,473,727,
  1,109,526 Class B shares were
  redeemed at an aggregate price
  of $11,061,375, 2,374 Class C
  shares were redeemed at an
  aggregate price of $24,700 and
  428 Class D shares were
  redeemed at an aggregate price
  of $4,449.  The aggregate price
  of all shares of Beneficial Interest
  redeemed during the Fiscal Year
  was $13,564,251.

V.  Merrill Lynch Massachusetts
           Municipal Bond Fund

1.  No shares of Beneficial Interest
    of the Fund which had been
    registered under the Securities
    Act of 1933 (the "Securities Act")
    other than pursuant to Rule
    24f-2 remained unsold at the
    beginning of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  1,221,308 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  1,221,308 shares of Beneficial
      Interest were sold during the
      Fiscal Year in reliance upon
      registration pursuant to Rule
      24f-2.  Transmitted with this
      Notice is an opinion of Brown
      & Wood, counsel for the Trust,
      indicating that the securities
      the registration of which this
      Notice makes definite in
      number were legally issued,
      fully paid and non-assessable.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the aggregate
     redemption price of securities
     redeemed during the Fiscal
     Year, no filing fee is required in
     connection with the filing of this
     notice.  The calculation is as
     follows:


    (i) Actual aggregate price for the
        1,221,308 shares of Beneficial
        Interest sold during the Fiscal
        Year in reliance upon
        registration pursuant to
        Rule 24f-2.                             $12,509,497



____________
*Of this amount 117,446 Class A
 shares were sold at an aggregate
 price of $1,165,246, 958,141
 Class B shares were sold at an
 aggregate price of $9,838,263,
 67,137 Class C shares were sold
 at an aggregate price of $696,018
 and 78,584 Class D shares were
 sold at an aggregate price of
 $809,970.  The aggregate sale
 price of all shares of Beneficial
 Interest sold during the Fiscal
 Year was $12,509,497.

   reduced by

    (ii) Aggregate redemption
         price for the 2,370,897
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*                     $24,118,534

   equal amount on which filing
   fee is based                                            $    -0-


VI.  Merrill Lynch Texas
     Municipal Bond Fund

1.  No shares of Beneficial Interest
    of the Fund which had been
    registered under the Securities
    Act of 1933 (the "Securities Act")
    other than pursuant to Rule
    24f-2 remained unsold at the
    beginning of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  1,094,302 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

4.  1,094,302 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in number
     were legally issued, fully paid
     and non-assessable.


____________
*Of this amount 298,026 Class A
 shares were redeemed at an
 aggregate price of $3,003,666,
 2,039,329 class B shares were
 redeemed at an aggregate price
 of $20,760,936, 26,353 Class C
 shares were redeemed at an
 aggregate price of $280,287
 and 7,189 Class D shares were
 redeemed at an aggregate price
 of $73,645.  The aggregate price
 of all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $24,118,534.
**Of this amount 87,162 Class A
 shares were sold at an aggregate
 price of $894,684, 873,516 Class
 B shares were sold at an aggregate
 price of $8,972,030, 54,172
 Class C shares were sold at an
 aggregate price of $564,922 and
 79,452 Class D shares were sold at
 an aggregate price of $823,820.
 The aggregate sale price of all
 shares of Beneficial Interest sold
 during the Fiscal Year was
 $11,255,456.

5.  Since the aggregate sales price
    of securities sold during the
    Fiscal Year in reliance upon
    registration pursuant to Rule
    24f-2 is less than the aggregate
    redemption price of securities
    redeemed during the Fiscal
    Year, no filing fee is required
    in connection with the filing
    of this notice.  The calculation
    is as follows:

    (i) Actual aggregate price for
        the 1,094,302 shares of
        Beneficial Interest sold
       during the Fiscal Year in
       reliance upon registration
       pursuant to Rule 24f-2.             $11,255,456

   reduced by

    (ii) Aggregate redemption
         price for the 2,151,632
         shares of Beneficial
         Interest redeemed during
         the Fiscal Year.*                   $22,167,586

   equal amount on which filing
   fee is based                               $   -0-



VII. Merrill Lynch Ohio Municipal
         Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to
     Rule 24f-2 remained unsold
     at the beginning of the Fiscal
     Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.


____________
*Of this amount 311,999 Class A
 shares were redeemed at an
 aggregate price of $3,202,546,
 1,766,969 Class B shares were
 redeemed at an aggregate price
 of $18,188,989, 7,534 Class C
 shares were redeemed at an
 aggregate price of $80,283 and
 65,130 Class D shares were
 redeemed at an aggregate price
 of $695,768.  The aggregate price
 of all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $22,167,586.

3.  1,744,717 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  1,744,717 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.


5.  Since the aggregate sales
     price of securities sold during
     the Fiscal Year in reliance
     upon registration pursuant to
     Rule 24f-2 is less than the
     aggregate redemption of the
     securities redeemed during
     the Fiscal Year, no filing fee
     is required in connection with
     the filing of this notice.  The
     calculation is as follows:

    (i) Actual aggregate price for
        the 1,744,717 shares of
        Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.               $17,842,752

   reduced by

    (ii) Aggregate redemption
         price for the 1,935,490
         shares of Beneficial
         Interest redeemed during
         the Fiscal Year.**                     $19,789,784

   equal amount on which filing
   fee is based                                   $   -0-




*Of this amount 181,071 Class A
 shares were sold at an aggregate
 price of $1,872,623, 1,171,885
 Class B shares were sold at an
 aggregate price of $12,053,962,
 88,400 Class C shares were sold
 at an aggregate price of
 $911,000 and 303,361 Class D
 shares were sold at an aggregate
 price of $3,005,167.  The
 aggregate sale price of all shares
 of Beneficial Interest sold during
 the Fiscal Year was $17,842,752.
**Of this amount 403,178 Class A
 shares were redeemed at an
 aggregate price of $4,123,436,
 1,524,736 Class B shares were
 redeemed at an aggregate price
 of $15,586,483, 6,809 Class C
 shares were redeemed at an
 aggregate price of $71,984 and
 767 Class D shares were
 redeemed at an aggregate price
 of $7,881.  The aggregate price
 of all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $19,789,784.

VIII. Merrill Lynch Arizona
       Municipal Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to
     Rule 24f-2 remained unsold at
     the beginning of the Fiscal
     Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  1,303,433 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  1,303,433 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the
     aggregate redemption price
     of securities redeemed during
     the Fiscal Year, no filing fee is
     required in connection with the
     filing of this notice.  The
     calculation is as follows:

    (i) Actual aggregate price for
        the 1,303,433 shares of
        Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.        $13,328,923


____________
*Of this amount 187,774 Class A
 shares were sold at an
 aggregate price of $1,932,521,
 981,663 Class B shares were
 sold at an aggregate price of
 $10,018,567, 69,910 Class C
 shares were sold at an aggregate
 price of $729,055 and 64,086
 Class D shares were sold at an
 aggregate price of $648,780.
 The aggregate sale price of all
 shares of Beneficial Interest
 sold during the Fiscal Year
 was $13,328,923.

   reduced by

    (ii) Aggregate redemption
         price for the 2,562,840
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*                   $25,934,842

   equal amount on which filing
   fee is based                                          $   -0-



IX.  Merrill Lynch North Carolina
      Municipal Bond Fund

1.  No shares of Beneficial Interest
     of the Fund which had been
     registered under the Securities
     Act of 1933 (the "Securities
     Act") other than pursuant to
     Rule 24f-2 remained unsold
     at the beginning of the
     Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  1,182,706 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

4.  1,182,706 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.




____________
*Of this amount 573,315 Class A
  shares were redeemed at an
  aggregate price of $5,830,865,
  1,983,196 Class B shares were
  redeemed at an aggregate price
  of $20,087,313, 727 Class C
  shares were redeemed at an
  aggregate price of $7,648 and
  5,602 Class D shares were
  redeemed at an aggregate price
  of $59,016. The aggregate price
  of all shares of Beneficial  Interest
  redeemed during the Fiscal Year
   was $25,934,842.
**Of this amount 84,037 Class A
  shares were sold at an aggregate
  price of $853,381, 881,166 Class
  B shares were sold at an
  aggregate price of $8,833,126,
  80,718 Class C shares were sold
  at an aggregate price of $831,926
  and 136,785 Class D shares were
  sold at an aggregate price of
  $1,325,823.  The aggregate sale
  price of all shares of Beneficial
  Interest sold during the Fiscal
  Year was $11,844,256.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the
     aggregate redemption price
     of securities redeemed during
     the Fiscal Year, no filing fee is
     required in connection with the
     filing of this notice.  The
     calculation is as follows:

    (i) Actual aggregate price for
        the 1,182,706 shares of
        Beneficial Interest sold
       during the Fiscal Year in
       reliance upon registration
       pursuant to Rule 24f-2.           $11,844,256

   reduced by

    (ii) Aggregate redemption
         price for the 1,434,384
         shares of Beneficial
         Interest redeemed during
         the Fiscal Year.*                 $14,236,521

   equal amount on which filing
   fee is based                              $   -0-


X.  Merrill Lynch Michigan
     Municipal Bond Fund

1.  No shares of Beneficial Interest
    of the Fund which had been
    registered under the Securities
    Act of 1933 (the "Securities
    Act") other than pursuant to
    Rule 24f-2 remained unsold at
    the beginning of the Fiscal Year.

2.  No shares of Beneficial Interest
     were registered under the
     Securities Act during the Fiscal
     Year other than pursuant to
     Rule 24f-2.

3.  1,996,154 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

____________
*Of this amount 299,936 Class A
 shares were redeemed at an
 aggregate price of $2,960,930,
 1,116,312 Class B shares were
 redeemed at an aggregate price
 of $11,088,915, 11,992 Class C
 shares were redeemed at an
 aggregate price of $123,319
 and 6,144 Class D shares were
 redeemed at an aggregate price
 of $63,357.  The aggregate price
 of all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $14,236,521.
**Of this amount 150,627 Class A
 shares were sold at an aggregate
 price of $1,460,513, 1,624,665
 Class B shares were sold at an
 aggregate price of $15,578,856,
 106,814 Class C shares were sold
 at an aggregate price of
 $1,035,707 and 114,048 Class D
 shares were sold at an aggregate
 price of $1,080,934.  The
 aggregate sale price of all shares
 of Beneficial Interest sold during
 the Fiscal Year was $19,156,010.

4.  1,996,154 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  Since the aggregate sales
     price of securities sold during
     the Fiscal Year in reliance
     upon registration pursuant to
     Rule 24f-2 is less than the
     aggregate redemption price
     of securities redeemed during
     the Fiscal Year, no filing fee
     is required in connection with
     the filing of this notice.  The
     calculation is as follows:

    (i) Actual aggregate price for
        the 1,996,154 shares of
        Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.          $19,156,010

   reduced by

    (ii) Aggregate redemption
         price for the 2,095,857
         shares of Beneficial
         Interest redeemed during
         the Fiscal Year.*                 $20,108,680

   equal amount on which filing
   fee is based                              $   -0-



XI.  Merrill Lynch Maryland
      Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule 24f-2
     remained unsold at the
     beginning of the Fiscal Year.

2.  No shares of Beneficial
     Interest were registered
     under the Securities Act
     during the Fiscal Year
     other than pursuant to
     Rule 24f-2.


____________
*Of this amount 505,645 Class
 A shares were redeemed at
 an aggregate price of
 $4,848,236, 1,559,047
 Class B shares were redeemed
 at an aggregate price of
 $14,954,039, 22,907 Class
 C shares were redeemed at
 an aggregate price of
 $227,063 and 8,258 Class D
 shares were redeemed at an
 aggregate price of $79,342.
 The aggregate price of all
 shares of Beneficial Interest
 redeemed during the Fiscal
 Year was $20,108,680.

3.  1,057,802 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  1,057,802 shares of Beneficial
     Interest were sold during the
     fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
     $1,632.80 has been wired.
     Such fee (which relates to the
     1,057,802 shares referred to in
     Paragraph (4) is based upon
     the actual aggregate sale price
     for which such securities were
     sold during the Fiscal Year,
     reduced by the actual aggregate
     repurchase price of shares of
     Beneficial Interest redeemed or
     repurchased during the Fiscal
     Year.  The Trust did not apply
     the redemption or repurchase
     price of any shares of
     Beneficial Interest redeemed or
     repurchased during the Fiscal
     Year pursuant to Rule 24e-2(a)
     in filings made pursuant to rule
     24(e)(1) of the Investment
     Company Act of 1940.  The
     calculation of the amount on
     which the filing fee is based is
     as follows:


    (i)  Actual aggregate price for
         the 1,057,802 shares of
         Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.           $9,501,974




_______________
*Of this amount 42,092 Class
 A shares were sold at an
 aggregate price of $380,032,
 835,712 Class B shares were
 sold at an aggregate price
 of $7,482,027, 123,204
 Class C shares were sold
 at an aggregate price of
 $1,119,811 and 56,794
 Class D shares were sold
 at an aggregate price of
 $520,104.  The aggregate
 price of all shares of
 Beneficial Interest sold
 during the Fiscal Year was
 $9,501,974.

   reduced by

    (ii) Aggregate redemption
         price for the 536,627
         shares of Beneficial
        Interest redeemed
        during the Fiscal Year.*    $4,766,854

   equal amount on which
   filing fee is based                  $4,735,120



XII.  Merrill Lynch Colorado
       Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule
     24f-2 remained unsold at
     the beginning of the Fiscal
     Year.

2.  No shares of Beneficial
     Interest were registered
     under the Securities Act
     during the Fiscal Year
     other than pursuant to
     Rule 24f-2.

3.  1,614,207 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

4.  1,614,207 shares of Beneficial
     Interest were sold during the
     fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in number
     were legally issued, fully paid
     and non-assessable.



____________
*Of this amount 72,388 Class A
 shares were redeemed at an
 aggregate price of $638,705,
 449,753 Class B shares were
 redeemed at an aggregate price
 of $3,996,258, 13,606 Class C
 shares were redeemed at an
 aggregate price of $123,782
 and 880 Class D shares were
 redeemed at an aggregate price
 of $8,109.  The aggregate price
 of all shares of Beneficial
 Interest redeemed during the
 Fiscal Year was $4,766,854.
**Of this amount 845,320 Class
 A shares were sold at an
 aggregate price of $7,354,748,
 590,823 Class B shares were
 sold at an aggregate price of
 $5,418,198, 17,718 Class C
 shares were sold at an aggregate
 price of $165,714 and 160,346
 Class D shares were sold at an
 aggregate price of $1,425,820.
 The aggregate price of all
 shares of Beneficial Interest sold
 during the Fiscal Year was
 $14,364,480.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
    $811.53 has been wired.  Such
    fee (which relates to the
    1,614,207 shares referred to in
    Paragraph (4) is based upon the
    actual aggregate sale price for
    which such securities were sold
    during the Fiscal Year, reduced
    by the actual aggregate
    repurchase price of shares of
    Beneficial Interest redeemed or
    repurchased during the Fiscal
    Year.  The Trust did not apply
    the redemption or repurchase
    price of any shares of Beneficial
    Interest redeemed or
    repurchased during the Fiscal
    Year pursuant to Rule 24e-2(a)
    in filings made pursuant to rule
    24(e)(1) of the Investment
    Company Act of 1940.  The
    calculation of the amount on
    which the filing fee is based
    is as follows:


    (i)  Actual aggregate price for
         the 1,614,207 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.          $14,364,480

   reduced by

    (ii) Aggregate redemption
         price for the 1,336,994
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*        $12,011,049

   equal amount on which
   filing fee is based                       $2,353,431


XIII  Merrill Lynch New Mexico
        Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule 24f-2
     remained unsold at the
     beginning of the Fiscal
     Year.

2.  No shares of Beneficial
     Interest were registered
     under the Securities Act
     during the Fiscal Year
     other than pursuant to
     Rule 24f-2.


____________
*Of this amount 958,997 Class
 A shares were redeemed at
 an aggregate price of
 $8,589,491, 349,817 Class B
 shares were redeemed at an
 aggregate price of
 $3,164,237, 581 Class C
 shares were redeemed at an
 aggregate price of $5,534 and
 27,599 Class D shares were
 redeemed at an aggregate price
 of $251,787.  The aggregate
 price of all shares of Beneficial
 Interest redeemed during the
 Fiscal Year was $12,011,049.

3.  827,785 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  827,785 shares of Beneficial
     Interest were sold during the
     fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2. Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
     $1,559.41 has been wired.
     Such fee (which relates to the
     827,785 shares referred to in
     Paragraph (4) is based upon
     the actual aggregate sale
     price for which such securities
     were sold during the Fiscal
     Year, reduced by the actual
     aggregate repurchase price of
     shares of Beneficial Interest
     redeemed or repurchased
     during the Fiscal Year.  The
     Trust did not apply the
     redemption or repurchase
     price of any shares of
     Beneficial Interest redeemed
     or repurchased during the
     Fiscal Year pursuant to Rule
     24e-2(a) in filings made
     pursuant to rule 24(e)(1) of
     the Investment Company Act
     of 1940.  The calculation of the
     amount on which the filing fee
     is based is as follows:


    (i)  Actual aggregate price for
         the 827,785 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.      $8,372,708


______________
*Of this amount 149,880 Class A
 shares were sold at an
 aggregate price of $1,533,462,
 486,365 Class B shares were sold
 at an aggregate price of
 $4,913,636, 16,143 Class C
 shares were sold at an aggregate
 price of $165,258 and 175,397
 Class D shares were sold at an
 aggregate price of $1,760,352.
 The aggregate price of all shares
 of Beneficial Interest sold during
 the Fiscal Year was $8,372,708.

   reduced by

    (ii) Aggregate redemption
         price for the 384,385
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*    $3,850,426

   equal amount on which
   filing fee is based                   $4,522,282



XIV.Merrill Lynch Connecticut
       Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule 24f-2
     remained unsold at the
     beginning of the Fiscal
     Year.

2.  No shares of Beneficial
     Interest were registered under
     the Securities Act during the
     Fiscal Year other than
     pursuant to Rule 24f-2.

3.  2,154,429 shares of Beneficial
     Interest were sold during the
     Fiscal Year.**

4.  2,154,429 shares of Beneficial
    Interest were sold during the
    fiscal Year in reliance upon
    registration pursuant to Rule
    24f-2.  Transmitted with this
    Notice is an opinion of Brown
    & Wood, counsel for the Trust,
    indicating that the securities
    the registration of which this
    Notice makes definite in number
    were legally issued, fully paid
    and non-assessable.



_______________
*Of this amount 204,850 Class A
 shares were redeemed at an
 aggregate price of $2,052,561,
 153,689 Class B shares were
 redeemed at an aggregate price
 of $1,543,514, 375 Class C
 shares were redeemed at an
 aggregate price of $3,827 and
 25,471 Class D shares were
 redeemed at an aggregate price
 of $250,524.  The aggregate
 price of all shares of Beneficial
 Interest redeemed during the
 Fiscal Year was $3,850,426.
**Of this amount 209,452 Class
 A shares were sold at an
 aggregate price of $2,108,638,
 1,748,461 Class B shares were
 sold at an aggregate price of
 $17,443,829, 86,725 Class C
 shares were sold at an aggregate
 price of $857,547 and 109,791
 Class D shares were sold at an
 aggregate price of $1,081,573.
 The aggregate sale price of all
 shares of Beneficial Interest sold
 during the Fiscal Year was
 $21,491,587.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
    $5,158.42 has been wired.
    Such fee (which relates to the
    2,154,429 shares referred to
    in Paragraph (4) is based
    upon the actual aggregate sale
    price for which such securities
    were sold during the Fiscal Year,
    reduced by the actual aggregate
    repurchase price of shares of
    Beneficial Interest redeemed or
    repurchased during the Fiscal
    Year.  The Trust did not apply
    the redemption or repurchase
    price of any shares of Beneficial
    Interest redeemed or
    repurchased during the Fiscal
    Year pursuant to Rule 24e-2(a)
    in filings made pursuant to rule
    24(e)(1) of the Investment
    Company Act of 1940.  The
    calculation of the amount on
    which the filing fee is based
    is as follows:

    (i)  Actual aggregate price for
         the 2,154,429 shares of
         Beneficial Interest sold
        during the Fiscal Year in
        reliance upon registration
        pursuant to Rule 24f-2.          $21,491,587

   reduced by

    (ii) Aggregate redemption
         price for the 657,065
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*      $ 6,532,177

   equal amount on which
   filing fee is based                     $14,959,410



XV.  Merrill Lynch Oregon
       Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule 24f-2
     remained unsold at the
     beginning of the Fiscal
     Year.

2.  No shares of Beneficial
     Interest were registered
     under the Securities Act
     during the Fiscal Year
     other than pursuant to Rule
     24f-2.


_______________
*Of this amount 101,176 Class
 A shares were redeemed at
 an aggregate price of
 $1,024,995, 541,908 Class B
 shares were redeemed at an
 aggregate price of $5,365,859,
 7,537 Class C shares were
 redeemed at an aggregate price
 of $76,804 and 6,444 Class D
 shares were redeemed at an
 aggregate price of $64,519.  The
 aggregate price of all shares of
 Beneficial Interest redeemed
 during the Fiscal Year was
 $6,532,177.

3.  763,737 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  763,737 shares of Beneficial
     Interest were sold during the
     fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in number
     were legally issued, fully paid
     and non-assessable.

5.  Since the aggregate sales price
     of securities sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2 is less than the aggregate
     redemption price of securities
     redeemed during the Fiscal
     Year, no filing fee is required
     in connection with the filing of
     this notice.  The calculation is
     as follows:

    (i)  Actual aggregate price for
         the 763,737 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.           $7,001,810

   reduced by

    (ii) Aggregate redemption price
         for the 1,003,355 shares of
         Beneficial Interest redeemed
         during the Fiscal Year.**        $9,030,763

   equal amount on which filing
   fee is based                                $  -0-


____________
*Of this amount 65,606 Class A
 shares were sold at an aggregate
 price of $597,957, 579,985 Class
 B shares were sold at an
 aggregate price of $5,316,243,
 94,204 Class C shares were sold
 at an aggregate price of $863,629
 and 23,942 Class D shares were
 sold at an aggregate price of
 $223,981.  The aggregate sale
 price of all shares of Beneficial
 Interest sold during the Fiscal
 Year was $7,001,810.
**Of this amount 336,462 Class
 A shares were redeemed at an
 aggregate price of $2,993,389,
 658,507 Class B shares were
 redeemed at an aggregate price
 of $5,958,286, 4,347 Class C
 shares were redeemed at an
 aggregate price of $41,198 and
 4,039 Class D shares were
 redeemed at an aggregate price
 of $37,890.  The aggregate price
 of all shares of Beneficial Interest
 redeemed during the Fiscal Year
 was $9,030,763.

XVI.  Merrill Lynch Arkansas
         Municipal Bond Fund

1.  No shares of Beneficial
     Interest of the Fund which
     had been registered under
     the Securities Act of 1933
     (the "Securities Act") other
     than pursuant to Rule 24f-2
     remained unsold at the
     beginning of the Fiscal
     Year.

2.  No shares of Beneficial
     Interest were registered
     under the Securities Act
     during the Fiscal Year
     other than pursuant to
     Rule 24f-2.

3.  1,220,455 shares of Beneficial
     Interest were sold during the
     Fiscal Year.*

4.  1,220,455 shares of Beneficial
     Interest were sold during the
     Fiscal Year in reliance upon
     registration pursuant to Rule
     24f-2.  Transmitted with this
     Notice is an opinion of Brown
     & Wood, counsel for the Trust,
     indicating that the securities
     the registration of which this
     Notice makes definite in
     number were legally issued,
     fully paid and non-assessable.

5.  In accordance with Paragraph
     (c) of Rule 24f-2, the fee of
     $3,870.91 has been wired.
     Such fee (which relates to the
     1,220,455 shares referred to
     in Paragraph (4) is based
     upon the actual aggregate
     sale price for which such
     securities were sold during the
     Fiscal Year, reduced by the
     actual aggregate repurchase
     price of shares of Beneficial
     Interest redeemed or
     repurchased during the Fiscal
     Year. The calculation of the
     amount on which the filing fee
     is based is as follows:

    (i)  Actual aggregate price for
         the 1,220,455 shares of
         Beneficial Interest sold
         during the Fiscal Year in
         reliance upon registration
         pursuant to Rule 24f-2.          $12,254,552



____________
*Of this amount 236,456 class A
 shares were sold at an
 aggregate price of $2,374,451,
 855,458 Class B shares were
 sold at an aggregate price of
 $8,567,269, 54,363 Class C
 shares were sold at an aggregate
 price of $556,059 and 74,178
 Class D shares were sold at an
 aggregate price of $756,773.
 The aggregate sale price of all
 shares of Beneficial Interest
 sold during the Fiscal Year
 was $12,254,552.

   reduced by

    (ii) Aggregate redemption
         price for the 103,797
         shares of Beneficial
         Interest redeemed
         during the Fiscal Year.*           $1,028,909

   equal amount on which
   filing fee is based                          $11,225,643

Please direct any questions relating
to this filing to Jerry Weiss at
Merrill Lynch Asset Management,
P.O. Box 9011, Princeton, N.J.
08543-9011 or to Laurin Blumenthal
Kleiman at Brown & Wood, One
World Trade Center, New York,
New York 10048, (212) 839-5525.

Very truly yours,

Merrill Lynch Multi-State
Municipal Series Trust





By /s/ Jerry Weiss
   - - - - - - - - - - -
     Jerry Weiss
      Secretary


















______________
*Of this amount 24,000 Class A shares were redeemed at an aggregate sale price of $237,008, 74,047 Class B shares were redeemed at an aggregate price of $736,801, 853 Class C shares were redeemed at an aggregate price of $8,722 and 4,897 Class D shares were redeemed at an aggregate price of $46,378. The aggregate price of all shares of Beneficial Interest redeemed during the Fiscal Year was $1,028,909.